Debt securities in issue (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Debt Securities In Issue [Abstract]
Debt securities in issue

HSBC
		2018	2017
	Footnotes	$m	$m
Bonds and medium-term notes		162,277	146,539
Other debt securities in issue		33,816	23,100
Total debt securities in issue		196,093	169,639
Included within:
– trading liabilities (Note 23)	1	(1,400)	(40,734)
– financial liabilities designated at fair value (Note 24)	1	(109,351)	(64,359)
At 31 Dec		85,342	64,546

1 Structured liabilities (including debt securities in issue) have moved from ‘Trading liabilities’ to ‘Financial liabilities designated at fair value’. Comparatives have not been restated. See Note 37 for further detail.

HSBC Holdings
	2018	2017
	$m	$m
Debt securities	68,567	51,754
Included within:
– financial liabilities designated at fair value (Note 24)	(17,767)	(17,496)
At 31 Dec	50,800	34,258